PRINCIPAL SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
PRINCIPAL SUBSIDIARIES
23. PRINCIPAL SUBSIDIARIES
The consolidated financial statements include the accounts of the Company and all of its subsidiaries at December 31, 2019. The principal operating subsidiaries are Wassa and Prestea, in which the Company has a 90% ownership interest in each.
Set out below is summarized financial information for each subsidiary that has non-controlling interests that are material to the group. The amounts are disclosed on a 100% basis and disclosure for each subsidiary are based on those included in the consolidated financial statements before inter-company eliminations.
Summarized statement of financial position

	Wassa		Prestea
	As of December 31,		As of December 31,
	2019	2018	2019	2018
Non-controlling interest percentage	10%	10%	10%	10%

Current assets	$142,603	$129,656	$14,623	$13,633
Current liabilities	163,640	150,404	1,267,815	1,152,156
	(21,037)	(20,748)	(1,253,192)	(1,138,523)
Non-current assets	182,982	141,262	79,788	134,090
Non-current liabilities	37,327	42,588	45,871	62,737
	145,655	98,674	33,917	71,353
Net assets/(liabilities)	124,618	77,926	(1,219,275)	(1,067,170)

Non-controlling interest	$20,275	$15,605	$(102,788)	$(87,578)
Summarized income statement

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2019	2018	2019	2018
Revenue	$216,678	$190,016	$66,820	$93,134
Net income/(loss) and comprehensive income/(loss)	46,691	30,491	(152,106)	(88,332)
Summarized cash flows

	Wassa		Prestea
	For the years ended December 31,		For the years ended December 31,
	2019	2018	2019	2018
Cash flows provided by/(used in) operating activities	78,809	57,897	(88,883)	(77,115)
Cash flows used in investing activities	(49,622)	(34,984)	(10,685)	(11,956)
Cash flows (used in)/provided by financing activities	(26,993)	(31,112)	98,994	85,581